CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income	$ 506,622	$ 671,135	$ 618,158
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit losses	292,536	165,779	228,072
Amortization of intangibles	6,397	9,370	9,326
Depreciation and amortization of premises and equipment	58,452	58,067	53,300
Net accretion of discounts and amortization of premiums and deferred fees	(63,300)	(158,070)	(87,154)
Interest capitalized on loans subject to the temporary payment moratorium	(95,212)	0	(481)
Share-based compensation	8,254	12,303	10,521
Impairment losses on long-lived assets	18,004	2,591	272
Fair value adjustments on mortgage servicing rights	42,055	27,771	8,477
FDIC Loss Share Income	0	0	(94,725)
Adjustments to indemnity reserves on loans sold	(390)	343	12,959
Earnings from investments under the equity method, net of dividends or distributions	(27,738)	(28,011)	(24,217)
Deferred income tax expense (benefit)	75,044	141,332	(12,320)
(Gain) loss on:
Disposition of premises and equipment and other productive assets	(11,561)	(6,666)	15,984
Proceeds from insurance claims	(366)	(1,205)	(20,147)
Early extinguishment of debt	0	0	12,522
Sale of debt securities	(41)	20	0
Sale of loans, including valuation adjustments on loans held-for-sale and mortgage banking activities	(32,449)	(15,888)	(9,681)
Sale of foreclosed assets, including write-downs	(19,958)	(21,982)	6,833
Acquisitions of loans held-for-sale	(227,697)	(223,939)	(232,264)
Proceeds from sale of loans held-for-sale	83,456	71,075	66,687
Net originations on loans held-for-sale	(391,537)	(289,430)	(254,582)
Net decrease (increase) in:
Trading debt securities	493,993	460,969	458,447
Equity securities	(8,263)	(8,032)	(1,622)
Accrued income receivable	(35,616)	(8,369)	49,288
Other assets	114,329	(37,847)	265,322
Net (decrease) increase in:
Interest payable	(5,404)	(284)	(9,786)
Pension and other postretirement benefits obligation	5,898	778	4,558
Other liabilities	(106,736)	(116,443)	(226,244)
Total adjustments	172,150	34,232	229,345
Net cash provided by operating activities	678,772	705,367	847,503
Cash flows from investing activities:
Net (increase) decrease in money market investments	(8,378,577)	905,558	1,083,515
Purchases of investment securities:
Available-for-sale	(21,033,807)	(18,733,295)	(10,050,165)
Equity	(30,794)	(16,300)	(13,068)
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	18,224,362	14,650,440	6,946,209
Held-to-maturity	6,733	5,913	7,280
Proceeds from sale of investment securities:
Available-for-sale	5,103	99,445	0
Equity	25,206	20,030	24,209
Net disbursements on loans	(875,941)	(641,029)	(6,665)
Proceeds from sale of loans	84,385	110,534	29,669
Acquisition of loan portfolios	(1,138,276)	(619,737)	(601,550)
Payments to acquire other intangible	(83)	(10,382)	0
Net payments (to) from FDIC under loss sharing agreements	0	0	(25,012)
Payments to acquire businesses, net of cash acquired	0	0	(1,843,333)
Return of capital from equity method investments	959	6,942	4,090
Payments to acquire equity method investments	(1,778)	0	0
Acquisition of premises and equipment	(60,073)	(75,665)	(80,549)
Proceeds from insurance claims	366	1,205	20,147
Proceeds from sale of:
Premises and equipment and other productive assets	26,548	18,608	9,185
Foreclosed assets	77,521	107,881	105,371
Net cash used in investing activities	(13,068,146)	(4,169,852)	(4,390,667)
Net increase (decrease) in:
Deposits	13,102,028	4,043,955	4,259,651
Assets sold under agreements to repurchase	(72,076)	(88,151)	(109,391)
Other short-term borrowings	0	(41)	(96,167)
Payments of notes payable	(139,920)	(210,377)	(755,966)
Principal payments of finance leases	(3,145)	(1,726)	0
Payments for debt extinguishment	0	0	(12,522)
Proceeds from issuance of notes payable	261,999	75,000	473,819
Proceeds from issuance of common stock	9,093	8,719	7,268
Payments for repurchase of redeemable preferred stock	(28,017)	0	0
Dividends paid	(133,645)	(115,810)	(105,441)
Net payments for repurchase of common stock	(500,479)	(250,581)	(125,264)
Payments related to tax witholding for share-based compensation	(3,693)	(5,431)	(2,201)
Net cash provided by financing activities	12,492,145	3,455,557	3,533,786
Net increase (decrease) in cash and due from banks, and restricted cash	102,771	(8,928)	(9,378)
Cash and due from banks and restricted cash at beginning of period	394,323	403,251	412,629
Cash and due from banks and restricted cash at end of period	$ 497,094	$ 394,323	$ 403,251